Land Use Right (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Land use right, net	$ 969,339	$ 1,086,148
Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Land use right	1,352,629	1,429,142
Less: accumulated amortization	(383,290)	(342,994)
Land use right, net	$ 969,339	$ 1,086,148